Unpaid Loss and Loss Adjustment Expense (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Unpaid Loss and Loss Adjustment Expense
Activity in the liability for unpaid loss and LAE

The following table presents the activity in the liability for unpaid loss and loss adjustment expense (“LAE”) for the nine months ended September 30, 2021 and 2020 ($ in millions):

	Nine Months Ended
	September 30,
	2021	2020
Unpaid loss and LAE at beginning of period	$46.3	$28.2
Less: Reinsurance recoverable at beginning of period (1)	36.3	18.5
Net unpaid loss and LAE at beginning of period	10.0	9.7
Add: Incurred loss and LAE, net of reinsurance, related to:
Current year	47.3	44.1
Prior years	(0.3)	1.3
Total incurred	47.0	45.4
Deduct: Paid loss and LAE, net of reinsurance, related to:
Current year	32.3	36.4
Prior years	6.3	11.0
Total paid	38.6	47.4
Unpaid loss and LAE, net of reinsurance recoverable, at end of period	18.4	7.7
Reinsurance recoverable at end of period (1)	55.6	32.0
Unpaid loss and LAE, gross of reinsurance recoverable, at end of period	$74.0	$39.7
(1)	Reinsurance recoverable in this table includes only ceded unpaid loss and LAE

The following table presents the activities in the liability for unpaid loss and loss adjustment expense (“LAE”) as of December 31, 2020 and 2019 ($ in millions):

	December 31,
	2020	2019
Unpaid loss and LAE as of January 1	$28.2	$13.1
Less: Reinsurance recoverable(1)	18.5	11.3
Net unpaid loss and LAE as of January 1	9.7	1.8
Add: Incurred losses and LAE, net of reinsurance, related to:
Current year	54.8	47.3
Prior years	(0.1)	(1.5)
Total incurred	54.7	45.8
Deduct: Paid losses and LAE, net of reinsurance, related to:
Current year	44.6	37.7
Prior years	9.8	0.2
Total paid	54.4	37.9
Unpaid loss and LAE, net of reinsurance recoverable, as of December 31	10.0	9.7
Reinsurance recoverable as of December 31(1)	36.3	18.5
Unpaid loss and LAE, gross of reinsurance recoverable, as of December 31	$46.3	$28.2
(1)	Reinsurance recoverable in this table includes only ceded unpaid loss and LAE